SUPPLEMENT TO THE PROSPECTUS

United High Income Fund II, Inc. Class A Shares

The following information supplements and supersedes any contrary information contained in the Prospectus:

At a special meeting of shareholders scheduled for July 24, 1997, shareholders of the Fund will be asked to approve proposals relating to the following:

1. Investment Restrictions. Shareholders of the Fund will be asked to approve elimination of or changes to certain of the Fund's fundamental investment restrictions. If approved, the current fundamental restrictions regarding restricted securities, mortgaging or pledging securities, warrants and rights, arbitrage transactions, securities owned by affiliated persons and options, futures contracts, forward currency contracts and other derivative instruments would be eliminated. Also, if approved, the current fundamental restrictions regarding diversification, investments in commodities and commodity contracts, loans, margin purchases and short sales would be modified.

If the foregoing changes to the Fund's fundamental investment restrictions are approved, the Fund intends to implement new non-fundamental, operating policies regarding derivative instruments and mortgaging or pledging securities. These operating policies would be in addition to the other non-fundamental restrictions and policies set forth in the prospectus and Statement of Additional Information and could be changed by the Board of Directors without shareholder approval.

2. Service Plan. Class A shareholders of the Fund will be asked to amend the Fund's current Service Plan to permit payment of distribution fees, with no change to the Plan's current limit on the total expenses payable.


To be attached to the cover page of the Prospectus of United High Income Fund II, Inc. Class A shares dated December 31, 1996.

This Supplement is dated May 29, 1997.

NUS1015A

SUPPLEMENT TO THE PROSPECTUS

United High Income Fund II, Inc. Class Y Shares

The following information supplements and supersedes any contrary information contained in the Prospectus:

At a special meeting of shareholders scheduled for July 24, 1997, shareholders of the Fund will be asked to approve proposals relating to elimination of or changes to certain of the Fund's fundamental investment restrictions. If approved, the current fundamental restrictions regarding restricted securities, mortgaging or pledging securities, warrants and rights, arbitrage transactions, securities owned by affiliated persons and options, futures contracts, forward currency contracts and other derivative instruments would be eliminated. Also, if approved, the current fundamental restrictions regarding diversification, investments in commodities and commodity contracts, loans, margin purchases and short sales would be modified.

If the foregoing changes to the Fund's fundamental investment restrictions are approved, the Fund intends to implement new non-fundamental, operating policies regarding derivative instruments and mortgaging or pledging securities. These operating policies would be in addition to the other non-fundamental restrictions and policies set forth in the prospectus and Statement of Additional Information and could be changed by the Board of Directors without shareholder approval.


To be attached to the cover page of the Prospectus of United High Income Fund II, Inc. Class Y shares dated December 31, 1996.

This Supplement is dated May 29, 1997.

NUS1015-Y

UNITED HIGH INCOME FUND II, INC.

Supplement to the Statement of Additional Information
Dated December 31, 1996


The following information supplements and supersedes any contrary information contained in the Statement of Additional Information:

1. Investment Restrictions. At a special meeting of shareholders scheduled for July 24, 1997 ("Special Meeting"), shareholders of the Fund will be asked to approve elimination and modification of certain of the Fund's fundamental investment restrictions. If approved, the following investment restrictions will supersede and replace the restrictions listed in the "Investment Restrictions" section:

The Fund may not:

(i) Purchase or sell physical commodities; however, this policy shall not prevent the Fund from purchasing and selling foreign currency, futures contracts, options, forward contracts, swaps, caps, collars, floors and other financial instruments;

(ii)  Invest in mineral related programs or leases;

(iii) With respect to 75% of its total assets, purchase securities of any one issuer (other than cash items and "Government securities" as defined in the Investment Company Act of 1940, as amended (the "1940 Act")), if immediately after and as a result of such purchase, (a) the value of the holdings of the Fund in the securities of such issuer exceeds 5% of the value of the Fund's total assets, or (b) the Fund owns more than 10% of the outstanding voting securities of such issuer; or buy securities of companies in any one industry if more than 25% of the Fund's total assets would then be invested in companies in that industry;

(iv) Buy shares of other investment companies that redeem their shares. The Fund can buy shares of investment companies that do not redeem their shares it if does so in a regular transaction in the open market and then does not have more than one-tenth (i.e., 10%) of its total assets in these shares; the Fund may also buy these shares as part of a merger or consolidation;

(v) Invest for the purpose of exercising control or management of other companies;

(vi) Participate on a joint, or a joint and several, basis in any trading account in any securities;

(vii) Sell securities short (unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short) or purchase securities on margin, except that (1) this policy does not prevent the Fund from entering into short positions in foreign currency, futures contracts, options, forward contracts, swaps, caps, collars, floors and other financial instruments, (2) the Fund may obtain such short-term credits as are necessary for the clearance of transactions, and (3) the Fund may make margin payments in connection with futures contracts, options, forward contracts, swaps, caps, collars, floors and other financial instruments;

(viii) Engage in the underwriting of securities, except to the extent it may be deemed to be an underwriter in connection with the sale of restricted securities;

(ix) Borrow for investment purposes, that is, to purchase securities. The Fund may borrow from banks as a temporary measure or for extraordinary or emergency purposes but only up to 5% of its total assets; or

(x) Make loans other than certain limited types of loans; the Fund may buy debt securities and other obligations consistent with its goal and its other investment policies and restrictions. The Fund may also enter into repurchase agreements (see "Repurchase Agreements" above) and lend its securities (see "Lending Securities" above).

If the proposed changes to the Fund's fundamental investment restrictions are approved, the Fund intends to implement the following new non-fundamental, operating policies which would supersede and replace the Fund's current non-fundamental restrictions and policies on these matters:

(i) Generally, the Fund may purchase and sell any type of derivative instrument (including, without limitation, futures contracts, options, forward contracts, swaps, caps, collars, floors and indexed securities). However, the Fund will only purchase or sell a particular derivative instrument if the Fund is authorized to invest in the type of asset by which the return on, or value of, the derivative instrument is primarily measured or, with respect to foreign currency derivatives, if the Fund is authorized to invest in foreign securities.

(ii) The Fund may not pledge its assets in connection with any permitted borrowings; however, this policy does not prevent the Fund from pledging its assets in connection with its purchase and sale of futures contracts, options, forward contracts, swaps, caps, collars, floors and other financial instruments.

2. Service Plan. Class A shareholders of the Fund will be asked to amend the Fund's current Service Plan to permit payment of distribution fees, with no change to the Plan's current limit on the total expenses payable.


This Supplement is dated May 29, 1997.